Note 2 - Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Securities (Details) [Line Items]
Proceeds from Sale and Maturity of Marketable Securities	$ 10,550,000
Available-for-sale Securities, Gross Realized Gains	163,000
Available-for-sale Securities Pledged as Collateral	$ 59,267,000	$ 68,238,000
Debt Securities [Member]
Note 2 - Securities (Details) [Line Items]
Proceeds from Sale and Maturity of Marketable Securities		$ 0	$ 0